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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4
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          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-4708
                                  ---------------------------------------------

                            SunAmerica Income Funds
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               (Exact name of registrant as specified in charter)

                          Harborside Financial Center
                                 3200 Plaza 5
                             Jersey City, NJ 07311
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             (Address of principal executive offices)  (Zip code)

                                   John Genoy
                                   President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center
                                  3200 Plaza 5
                             Jersey City, NJ 07311
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
                                                    ---------------------------
Date of fiscal year end:  03/31
                        -----------------------
Date of reporting period:  7/1/2013-06/30/2014
                         ----------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04708
Reporting Period: 07/01/2013 - 06/30/2014
SunAmerica Income Funds






============================== GNMA Fund =======================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


======================= SunAmerica High Yield Bond Fund ========================


INTELSAT SA

Ticker:       I              Security ID:  L5140P119
Meeting Date: JUN 19, 2014   Meeting Type: Annual/Special
Record Date:  MAY 09, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Board's and Auditor's Reports   None      None         Management
2     Approve Financial Statements            For       For          Management
3     Approve Consolidated Financial          For       For          Management
      Statements and Statutory Reports
4     Approve Allocation of Income            For       For          Management
5     Approve Dividends on Series A           For       For          Management
      Preferred Shares
6     Approve Discharge of Directors          For       For          Management
7a    Elect John Diercksen as Director        For       For          Management
7b    Elect Robert Callahan as Director       For       For          Management
8a    Reelect Raymond Svider as Director      For       For          Management
8b    Reelect Egon Durban as Director         For       For          Management
8c    Reelect Justin Bateman as Director      For       For          Management
9     Approve Remuneration of Directors       For       For          Management
10    Renew Appointment of KPMG as Auditor    For       For          Management
11    Authorize Board to Repurchase Shares    For       Against      Management
1     Authorize Issuance of Equity or         For       Against      Management
      Equity-Linked Securities without
      Preemptive Rights up to Aggregate
      Nominal Amount of USD 10 Million


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NBCUNIVERSAL ENTERPRISE, INC.

Ticker:                      Security ID:  63946CAE8
Meeting Date: MAY 29, 2014   Meeting Type: Annual
Record Date:  APR 01, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bernard C. Watson        For       For          Management



======================== SunAmerica Strategic Bond Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


======================= U.S. Government Securities Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   SunAmerica Income Funds
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By (Signature and Title)*   John Genoy, President
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Date  8/08/2014
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